GOODWILL AND PURCHASED INTANGIBLE ASSETS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 08, 2010
Goodwill and intangible assets
Goodwill		$ 0	$ 13,800,000
Amortization of intangible assets	0	516,000	1,239,000
Purchased intangible assets
Net		0
iTV Media Inc. or iTV
Goodwill and intangible assets
Amount of intangible assets acquired				5,000,000
Estimated weighted-average life	4 years
Asset impairment charges		0	0
Goodwill				13,800,000
Amortizable intangible assets
Accumulated Amortization		(1,961,000)	(1,445,000)
Purchased intangible assets
Gross		5,115,000	5,070,000
Effect of iTV deconsolidation		(3,154,000)
Net			3,625,000
iTV Media Inc. or iTV | Domain Name
Unamortizable intangible assets
Gross and Net		160,000	115,000
Effect of iTV deconsolidation		(160,000)
iTV Media Inc. or iTV | Technology Platform
Goodwill and intangible assets
Estimated fair value of amortizable intangible assets acquired				4,700,000
Amortizable intangible assets
Gross		4,708,000	4,708,000
Accumulated Amortization		(1,863,000)	(1,373,000)
Effect of iTV deconsolidation		(2,845,000)
Net			3,335,000
iTV Media Inc. or iTV | Non-compete Agreements
Goodwill and intangible assets
Estimated fair value of amortizable intangible assets acquired				300,000
Amortizable intangible assets
Gross		247,000	247,000
Accumulated Amortization		(98,000)	(72,000)
Effect of iTV deconsolidation		(149,000)
Net			$ 175,000